DEBT (Tables)	12 Months Ended
Dec. 31, 2024
DEBT
Schedule of movement in debt

	2024 Convertible Notes $	2019 Convertible Debentures $	Credit Facility $	Total $
Balance as at December 31, 2022	-	42,155	177,020	219,175
Convertible debenture conversion	-	(225)	-	(225)
Drawdown	-	-	75,500	75,500
Amortization of discount	-	1,971	926	2,897
Payments	-	-	(90,500)	(90,500)
Balance as at December 31, 2023	-	43,901	162,946	206,847
Proceeds from debentures	172,500	-	-	172,500
Drawdown	-	-	68,000	68,000
Transaction costs	(6,488)	-	-	(6,488)
Portion allocated to equity	(45,999)	-	-	(45,999)
Convertible debt conversions	-	(35,383)	-	(35,383)
Transaction costs allocated to equity	1,730	-	-	1,730
Amortization of discount and transaction costs	4,288	1,131	2,054	7,473
Extinguishment of debt	-	146	-	146
Payments	-	(9,795)	(233,000)	(242,795)
Balance as at December 31, 2024	126,031	-	-	126,031
Non-current portion	126,031	-	-	126,031